INVESTMENT AND MORTGAGE-BACKED SECURITIES (Detail Textuals) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013 Security	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Marketable Securities [Line Items]
Proceeds from sale of mortgage-backed securities	$ 304,000		$ 21,650,000	$ 105,000
U.S. government and agency obligations
Marketable Securities [Line Items]
Number of investment securities in debt obligations in the category of loss position less than 12 months held by company	18		5
Securities continuous unrealized loss position less than 12 months aggregate losses	461,000		10,000
Percentage of reduction in amortized cost of debt securities in the category of loss position less than 12 months held by company	0.50%		0.02%
Mortgage-backed securities - U.S. government agencies
Marketable Securities [Line Items]
Number of investment securities in debt obligations in the category of loss position less than 12 months held by company	2
Securities continuous unrealized loss position less than 12 months aggregate losses	44,000
Percentage of reduction in amortized cost of debt securities in the category of loss position less than 12 months held by company	0.08%
Realized gross gains from the sale of mortgage-backed securities	16,000	0	2,100,000	15,000
Proceeds from sale of mortgage-backed securities	304,000	0	21,600,000	105,000
Mortgage-backed securities - non-agency
Marketable Securities [Line Items]
Number of investment securities in debt obligations in the category of loss position less than 12 months held by company	1
Number of collateralized mortgage obligations included in portfolio	50		55
OTTI charge related to non agency issued mortgage backed securities	25,000		195,000	277,000
OTTI charge related to non agency issued mortgage backed securities recognized in earnings	20,000		154,000
OTTI charge related to non agency issued mortgage backed securities recognized in other comprehensive income	5,000		41,000
Investment securities gross unrealized losses	$ 130,000		$ 342,000
Number of investment securities in debt obligations in the category of loss position more than 12 months held by company	13		18